Liquidity - Group Liquidity and Net Debt (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Group Liquidity
Cash and cash equivalents	€ 9,609	€ 8,124	€ 9,008	€ 8,898
Change in cash and cash equivalents over prior period	1,485	(883)	€ 109
Current time deposits and debt securities	1,471	3,151
Change in current time deposits and debt securities over prior period	(1,680)
Group liquidity	11,080	11,275
Change in group liquidity over prior period	(195)
Current financial debt	(3,639)	(1,143)
Change in current financial debt over prior period	(2,496)
Non-current financial debt	(5,746)	(6,612)
Change in non-current financial debt over prior period	866
Financial debt	(9,385)	(7,755)
Change in financial debt over prior period	(1,631)
Net debt	1,695	€ 3,521
Change in net debt over prior period	€ (1,825)